Balance Sheet Details (Details) - Schedule of prepaid expenses and other current assets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Prepaid clinical costs		$ 488,614
Prepaid insurance	206,270
Other prepaid expenses & current assets	103,358	148,728
Total prepaid expenses & current assets	$ 309,628	$ 637,342